Note 15 - Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Number of Dry-bulk Vessels with Index-linked Time Charter Rate	12
Number of Vessels in Pool Agreements	3
Number of Dry-bulk Vessels	42	45
Number of Voyages With Index-linked Rate	43
Future Minimum Contractual Charter Revenues Assumptions [Member]
Revenue Days Per Annum (Day)	365 days
Time Charter Arrangements Remaining Terms Period (Month)	92 months
Unsecured Employment [Member]
Number of Dry-bulk Vessels	1
Capital Addition Purchase Commitments [Member] | Sale and Bareboat Agreements [Member]
Long-Term Purchase Commitment, Amount	$ 103,100